Submission	Jun. 23, 2026
Submission [Line Items]
Central Index Key	0001187953
Registrant Name	Creative Medical Technology Holdings, Inc.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A